Total
Global Atlantic BlackRock High Yield Portfolio
Global Atlantic BlackRock High Yield Portfolio
Investment Objective:
The Portfolio seeks to provide total return.
Fees and Expenses of the Portfolio:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity or variable life insurance contract. If they were included, your costs would be higher. Please refer to your variable contract prospectus for information on the separate account fees and expenses associated with your contract.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Global Atlantic BlackRock High Yield Portfolio	Global Atlantic BlackRock High Yield Portfolio Class I Shares	Global Atlantic BlackRock High Yield Portfolio Class II Shares	Global Atlantic BlackRock High Yield Portfolio Class III Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption Fee (as a percentage of amount redeemed)	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Global Atlantic BlackRock High Yield Portfolio		Global Atlantic BlackRock High Yield Portfolio Class I Shares	Global Atlantic BlackRock High Yield Portfolio Class II Shares	Global Atlantic BlackRock High Yield Portfolio Class III Shares
Management Fees		0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees		none	0.25%	0.15%
Other Expenses	[1]	0.11%	0.11%	0.11%
Total Annual Portfolio Operating Expenses		0.61%	0.86%	0.76%
[1]	The "Other Expenses" for Class III shares are based on estimated amounts.

Example:

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except that the Example reflects any applicable contractual fee waivers/expense reimbursement arrangements for only the first year). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Global Atlantic BlackRock High Yield Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Global Atlantic BlackRock High Yield Portfolio Class I Shares	62	195	340	762
Global Atlantic BlackRock High Yield Portfolio Class II Shares	88	274	477	1,061
Global Atlantic BlackRock High Yield Portfolio Class III Shares	78	243	422	942

Expense Example No Redemption - Global Atlantic BlackRock High Yield Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Global Atlantic BlackRock High Yield Portfolio Class I Shares	62	195	340	762
Global Atlantic BlackRock High Yield Portfolio Class II Shares	88	274	477	1,061
Global Atlantic BlackRock High Yield Portfolio Class III Shares	78	243	422	942

Portfolio Turnover:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities or instruments (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year ended December 31, 2021, the Portfolio's portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies:

Under normal market conditions, the Portfolio seeks to invest at least 80% of its assets in high yield bonds and investments linked to high yield bonds. The high yield securities (commonly called "junk bonds") acquired by the Portfolio will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor's or Fitch Ratings, Inc. or Ba or lower by Moody's Investor Services) or will be determined by the Portfolio's sub-adviser, BlackRock Investment Management, LLC ("BlackRock" or the "Sub-Adviser"), to be of similar quality. Split rated bonds will be considered to have the median credit rating received if a credit rating is received from three rating agencies or, if a credit rating is received from two rating agencies, the lower credit rating of the two ratings received. The Portfolio may also invest in convertible and preferred securities. Convertible debt securities will be counted toward the Portfolio's 80% policy to the extent they have characteristics similar to the securities included within that policy.

To add additional diversification, the Sub-Adviser can invest in a wide range of securities including corporate bonds, mezzanine investments, collateralized bond obligations, bank loans and mortgage-backed and asset-backed securities. The Portfolio can also invest, to the extent consistent with its investment objective, in non-U.S. securities. The Portfolio may invest in securities of any rating, and may invest up to 10% of its assets (measured at the time of investment) in distressed securities that are in default or the issuers of which are in bankruptcy.

The Portfolio may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. The Portfolio may engage in frequent trading of portfolio securities to achieve its principal investment strategies.

The Portfolio may also invest in securities and derivative contracts, including options, swap agreements, futures, and U.S. Treasuries, To-Be Announced (TBA) Securities and cash equivalents, including, without limitation, commercial paper, repurchase agreements, and time deposits, as determined by the Sub-Adviser.

The Portfolio's benchmark index is the ICE BofA BB-B U.S. High Yield Constrained Index. The ICE BofA BB-B U.S. High Yield Constrained Index contains all securities in the ICE BofA U.S. High Yield Index rated BB1 through B3, based on an average of Moody's, S&P, and Fitch, but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio's net asset value and performance. The following is a summary description of principal risks of investing in the Portfolio.

Bank Loan Risk: The market for bank loans may not be highly liquid. The Portfolio is exposed to the credit risk of the financial institution and the underlying borrower.

Collateralized Debt Obligations Risk: The risks of an investment in a collateralized debt obligation, such as a collateralized bond obligation ("CBO") or a collateralized loan obligation ("CLO"), depend largely on the type of the collateral securities and the class of the debt obligation in which the Portfolio invests. CBOs and CLOs are generally subject to credit, interest rate, valuation, prepayment and extension risks. CBOs and CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the risk that the Portfolio may invest in CBOs or CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Convertible Securities Risk: The market value of a convertible security is usually inversely related to the market interest rate. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. A convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock into which it may be converted.

Depositary Receipts Risk: American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. The Portfolio may invest in unsponsored Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted, including changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.

Derivatives Risk: The use of derivatives may increase costs, reduce the Portfolio's returns and/or increase volatility. The use of derivatives may also result in leverage, which can magnify the effects of changes in the value of investments, make such investments more volatile and expose the Portfolio to losses that exceed the initial amount invested. Many types of derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligation. Derivatives are subject to risks arising from margin requirements. In addition, the fluctuations in the values of derivatives may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose the Portfolio to losses and could make derivatives more difficult to value accurately. Derivative investments are further subject to regulatory risks, from both U.S. and foreign regulators that may impact the availability, liquidity and costs associated with such investments and potentially limit the ability of mutual funds to invest in derivatives.

Distressed Securities Risk: Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Portfolio will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. In any reorganization or liquidation proceeding relating to a portfolio company, the Portfolio may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Emerging Markets Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Fixed Income Risk: The value of bonds and other fixed-income securities will fluctuate with changes in interest rates. Typically, a rise in periods of volatility and rising interest rates may lead to increased redemptions and volatility and decreased liquidity in the fixed-income markets, making it more difficult to sell fixed-income holdings. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Other risk factors include credit risk (the debtor may default), prepayment risk (the debtor may pay its obligations early, reducing the amount of interest payments), extension risk (repayments may occur more slowly if interest rates rise) and income risk (distributions to shareholders may decline where interest rates fall or defaults occur). These risks could affect the value of a particular investment, possibly causing the Portfolio's share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, restrictions on capital movements, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

High-Yield Debt Securities Risk: Lower-quality bonds (including loans), known as "high-yield" or "junk" bonds, and unrated securities of similar credit quality are considered speculative and involve greater risk of a complete loss of an investment, or delays of interest and principal payments, than higher-quality debt securities. Issuers of high-yield debt securities are typically not as strong financially as those issuing securities of higher credit quality. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than higher quality securities. High-yield debt securities are generally less liquid than higher quality securities, making them harder to sell and harder to value.

Issuer Risk: The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance or the historical and prospective earnings of the issuer.

Liquidity Risk: Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors' interests, which may force the Portfolio to sell securities at an unfavorable time and/or under unfavorable conditions. Large redemptions by shareholders may have a negative impact on the Portfolio's liquidity.

Management Risk: The Portfolio's strategies may not produce the desired results, and may result in losses to the Portfolio.

Market Risk: Overall securities market risks may affect the value of individual securities. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, natural disasters, recessions, or other events could also have a significant impact on the Portfolio and its investments. The spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Portfolio holds, and may adversely affect the Portfolio's investments and operations.

Mezzanine Securities Risk: Mezzanine securities carry the risk that the issuer will not be able to meet its obligations and that the equity securities purchased with the mezzanine investments may lose value.

Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. An investor may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying loans. To the investor this means a loss of anticipated interest, and a portion of its principal investment represented by any premium the investor may have paid. Mortgage prepayments generally increase when interest rates fall. Mortgage-backed securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments on mortgage-backed securities and extend their life. This could cause the price of the mortgage-backed securities and the Portfolio's share price to fall and would make the mortgage-backed securities more sensitive to interest rate changes. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.

Over-the-Counter Transactions Risk: The Portfolio engages in over-the-counter ("OTC") transactions, some of which trade in a dealer network, rather than on an exchange. In general, there is less governmental regulation and supervision of transactions in the OTC markets than transactions entered into on organized exchanges, with OTC transactions subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations.

Repurchase and Reverse Repurchase Agreements Risk: Repurchase transactions are subject to credit risk and counterparty risk. They also carry the risk that the market value of the securities may increase above the resell value or decline below the repurchase price. The Portfolio could also lose money if it is unable to recover the securities and the value of the collateral held by the Portfolio is less than the value of securities. Reverse repurchase agreements may increase the possibility of fluctuation in the Portfolio's net asset value.

Settlement Risk: Settlement risk is the risk that a settlement in a transfer system does not take place as expected. If the Portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Portfolio could be liable for any losses incurred.

To Be Announced (TBA) Securities Risk: TBA securities are standardized contracts for future delivery of fixed-rate mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until shortly before settlement. TBA securities involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation.

Performance:

The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio's Class I shares for each full calendar year since the Portfolio's inception and the table shows how the average annual total returns of the Portfolio's Class I shares compared with the returns of an index that measures broad market performance. The performance in the bar chart and the table does not include the effect of variable contract charges. If variable contract charges had been included, performance would have been lower. Because all of the Portfolio's shares are invested in the same portfolio of securities, returns for the Portfolio's Class II shares differ only to the extent that the classes do not have the same expenses. You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.

Class I Annual Total Return by Calendar Year

Highest Quarter	2nd Quarter 2020	8.98%
Lowest Quarter	1st Quarter 2020	(11.66)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2021)
Average Annual Returns - Global Atlantic BlackRock High Yield Portfolio	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Global Atlantic BlackRock High Yield Portfolio Class I Shares	4.00%	4.51%	Nov. 01, 2017
Global Atlantic BlackRock High Yield Portfolio Class II Shares	3.74%	4.25%	Nov. 01, 2017
ICE BofA BB-B U.S. High Yield Constrained Index (reflects no deductions for fees, expenses or taxes)	4.60%	5.54%	Nov. 01, 2017